ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,147,193	$ 1,310,715
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 2,422	$ 797
Prepaid expenses and other current assets	102,521	111,688
Total current assets	1,429,167	1,544,292
Total assets	7,985,343	8,335,072	$ 9,301,784
Current liabilities:
Accrued expenses and other current liabilities	1,054,018	1,008,316
Income tax payable	$ 38,009	$ 28,183
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to an affiliated company	$ 39	$ 377
Total current liabilities	1,190,864	1,103,620
Other long-term liabilities	315,299	322,591
Total liabilities	8,925,307	9,175,122
Shareholders' deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,404,679,067 shares issued; 1,259,138,299 and 1,311,270,775 shares outstanding, respectively	13,515	14,047
Treasury shares, at cost; 92,402,083 and 93,408,292 shares, respectively	(216,626)	(255,068)
Additional paid-in capital	2,985,730	3,109,212
Accumulated other comprehensive losses	(95,750)	(98,599)
Accumulated losses	(4,013,329)	(4,056,872)
Total shareholders' deficit	(1,326,460)	(1,287,280)
Total liabilities and shareholders' deficit	7,985,343	8,335,072
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 114,678	$ 61,345
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 1,972	$ 1,064
Receivables from subsidiaries	177,384	198,910
Prepaid expenses and other current assets	4,584	8,619
Total current assets	298,618	269,938
Receivables from subsidiaries	674,394	673,729
Total assets	973,012	943,667
Current liabilities:
Accrued expenses and other current liabilities	2,811	7,954
Income tax payable	$ 12,621	$ 12,536
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to an affiliated company	$ 0	$ 103
Payables to subsidiaries	249,130	268,656
Total current liabilities	264,562	289,249
Investments deficit in subsidiaries	596,976	511,449
Other long-term liabilities	28	54
Payables to subsidiaries	1,437,906	1,430,195
Total liabilities	2,299,472	2,230,947
Shareholders' deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,404,679,067 shares issued; 1,259,138,299 and 1,311,270,775 shares outstanding, respectively	13,515	14,047
Treasury shares, at cost; 92,402,083 and 93,408,292 shares, respectively	(216,626)	(255,068)
Additional paid-in capital	2,985,730	3,109,212
Accumulated other comprehensive losses	(95,750)	(98,599)
Accumulated losses	(4,013,329)	(4,056,872)
Total shareholders' deficit	(1,326,460)	(1,287,280)
Total liabilities and shareholders' deficit	$ 973,012	$ 943,667